Partners' Equity (Details) $ in Thousands						12 Months Ended
	Jul. 03, 2023 shares	Apr. 03, 2023 EquityInstruments shares	Jul. 01, 2022 shares	Jun. 30, 2022 EquityInstruments shares	Apr. 01, 2022 EquityInstruments shares	Dec. 31, 2023 EquityInstruments	Dec. 31, 2022 USD ($) shares
GasLog Ltd.
Equity transactions
General partner interest in GasLog Partners							2.00%
RCUs
Equity transactions
Number of units vested during the period | EquityInstruments		92,805		50,982	19,638	335,004
PCUs
Equity transactions
Number of units vested during the period | EquityInstruments		16,089		50,982	14,062	50,557
Common units | Conversion of B units
Equity transactions
Number of units issued upon conversion	415,000		415,000
Common units | Long-Term Incentive Plan 2015
Equity transactions
Number of units issued in share-based payment		108,894		101,964	33,700
General partner units
Equity transactions
Number of units issued							2,769
Net proceeds from issuance of units | $							$ 16